HIT’s New Jersey Impact Investing (Since Inception – 8/31/25)

36	$858.5M	$1.8B	18.5M	6,284	$4.1B
Projects	Invested or Allocated	Total Development Cost	Hours of Union Construction Work	Units of Housing (29% affordable)	Total Economic Impact

Project Name	City	Total Units	Affordable Units	Invested/ Allocated
Barnegat	Barnegat	120	120	$4,581,900
Assisted Living of Berlin	Berlin	115	115	$10,430,285
Cooper Cancer Institute	Camden	-	-	$7,000,000
Woodland Care Center	Camden	180	180	$6,108,400
Assisted Living of Forked River	Forked River	104	104	$10,287,073
Excelsior II	Hackensack	268	53	$41,896,700
Regent Care Center	Hackensack	180	180	$8,120,131
333 River Street (South Waterfront)	Hoboken	526	105	$91,240,533
Hudson Square	Hoboken	150	30	$19,847,300
North Constitution Apartments	Hoboken	138	27	$23,426,100
North Independence	Hoboken	185	37	$45,995,800
South Constitution Apartments	Hoboken	172	34	$28,785,900
South Independence	Hoboken	150	30	$46,960,753
Sovereign Apartments	Hoboken	261	-	$68,000,000
Columbus Tower	Jersey City	392	-	$75,000,000
Hudson Exchange Phase II	Jersey City	802	-	$50,000,000
Pacific at Newport	Jersey City	336	67	$51,242,300
Southampton at Newport	Jersey City	409	82	$46,760,800
St. Peter's College (Mac Mahon Student Center)	Jersey City	-	-	$10,000,000
The Siena	Jersey City	220	44	$35,502,600
Tower of America East	Jersey City	444	88	$54,238,100
Tower of America West	Jersey City	315	63	$41,836,100
Chancery Apartments	Morristown	108	21	$12,535,200
New Brunswick Performing Arts Center	New Brunswick	-	-	$7,000,000
Riverwatch Commons	New Brunswick	117	23	$7,948,300
Halsey Street Teachers Village A	Newark	123	25	$10,000,000
Halsey Street Teachers Village B	Newark	80	17	$7,700,000
Health Center of Bloomingdale	Passaic County	120	120	$8,562,900
Straight & Narrow	Paterson	-	-	$11,000,000
NJ AIDS Scattered Housing I	Scattered Sites	34	34	$995,894
NJ AIDS Scattered Housing II	Scattered Sites	30	6	$813,161
Assisted Living of Vineland	Vineland	115	115	$10,203,965
Voorhees Pediatric Center	Voorhees	90	90	$4,473,100
Grand Total		6,284	1,810	$858,493,295

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this list may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown in this list; and (iii) this list is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT's portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.

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